INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses
Income tax expenses consist of the following:

	Year Ended December 31,
	2018	2017	2016
Current:
China	2,147,164	$665,745	910,231
Foreign	$-	-	-
	$2,147,164	$665,745	$910,231
Deferred:
China	(17,777)	25,811	15,817
Foreign	-	-	-
	$(17,777)	$25,811	$15,817
Income tax expenses	$2,129,387	$691,556	$926,048

Schedule of Effective Income Tax Reconciliation
Reconciliation from the expected income tax expenses calculated with reference to the statutory tax rate in the PRC of 25% is as follows:

	Year Ended December 31,
	2018	2017	2016
Computed "expected" income tax expenses	$3,378,592	$1,647,484	$1,562,382
Effect on tax incentive / holiday	(1,377,961)	(993,090)	(653,029)
Non-deductable / (taxable) expense	128,756	37,162	16,695
Income tax expenses	$2,129,387	$691,556	$926,048

Schedule of Deferred Tax Assets
Components of net deferred tax assets are as follows:

	December 31,
	2018	2017	2016

Provision of doubtful accounts	$140,930	$130,346	$147,899
Reserve for inventories	18,206	19,165	18,052
Deferred tax assets	$159,136	$149,511	$165,951
Valuation allowance	0	0	0
Net deferred tax assets	$159,136	$149,511	$165,951

Schedule of income (loss) before income taxes from PRC and non-PRC sources
Income (loss) before income taxes from PRC and non-PRC sources for the year ended December 31, 2018, 2017 and 2016 are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
Income (loss) before income taxes consists of:
PRC	13,778,524	6,738,581	6,530,295
Non- PRC	-264,154	-148,647	-280,765
Total	13,514,370	6,589,934	6,249,530